CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) attributable to Tenneco Inc.	$ 68	$ 59	$ 38	$ 57	$ 207	$ 356	$ 241
Less: Net income attributable to noncontrolling interests					67	68	54
Net Income					274	424	295
Translation of foreign currency statements attributable to Tenneco					97	(41)	(131)
Translation of foreign currency statements attributable to Noncontrolling Interest					2	(4)	(4)
Translation of foreign currency statements					99	(45)	(135)
Additional Liability for Pension and Postretirement Benefits, net of tax attributable to Tenneco					27	41	11
Additional liability for pension and postretirement benefits, net of tax					27	41	11
Accumulated Other Comprehensive Income (Loss)
Beginning balance		620		464	620	464
Ending balance	742		620		742	620	464
Other Comprehensive Income (Loss)					126	(4)	(124)
Comprehensive Income attributable to Tenneco					331	356	121
Comprehensive Income attributable to Noncontrolling Interest					69	64	50
Comprehensive (Loss) Income					400	420	171
Tenneco Inc.
Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)					124		(120)
AOCI Tenneco, Inc
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(665)		(665)	(665)	(665)	(545)
Ending balance	(541)		(665)		(541)	(665)	(665)
Other Comprehensive Income (Loss)					124		(120)
Tenneco, Inc. Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(338)		(297)	(338)	(297)	(166)
Reclassification					97	(41)	(131)
Ending balance	(241)		(338)		(241)	(338)	(297)
Tenneco, Inc. Additional Liability for Pension and Postretirement Benefits
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(327)		(368)	(327)	(368)	(379)
Reclassification					27	41	11
Ending balance	(300)		(327)		(300)	(327)	(368)
Noncontrolling Interests
Accumulated Other Comprehensive Income (Loss)
Beginning balance		47		39	47	39	40
Ending balance	46		47		46	47	39
Other Comprehensive Income (Loss)					2	(4)	(4)
AOCI Noncontrolling Interests
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(5)		(1)	(5)	(1)
Ending balance	(3)		(5)		(3)	(5)	(1)
Noncontrolling Interests Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(5)		(1)	(5)	(1)	3
Reclassification					2	(4)	(4)
Ending balance	(3)		(5)		(3)	(5)	(1)
Total
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(670)		(666)	(670)	(666)
Ending balance	(544)		(670)		(544)	(670)	(666)
Total Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Beginning balance		(343)		(298)	(343)	(298)	(163)
Reclassification					99	(45)	(135)
Ending balance	(244)		(343)		(244)	(343)	(298)
Total Additional Liability for Pension and Postretirement Benefits
Accumulated Other Comprehensive Income (Loss)
Beginning balance		$ (327)		$ (368)	(327)	(368)	(379)
Reclassification					27	41	11
Ending balance	$ (300)		$ (327)		$ (300)	$ (327)	$ (368)